Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2019	Nov. 30, 2018
Cost, beginning balance	$ 8,041,498	$ 7,940,320
Additions	24,097	101,178
Cost, ending balance	8,065,595	8,041,498
Accumulated amortization, beginning balance	5,285,505	4,672,769
Depreciation	379,814	612,736
Accumulated amortization, ending balance	5,665,319	5,285,505
Net book value	2,400,276	2,755,993
Computer Equipment [Member]
Cost, beginning balance	551,086	530,750
Additions	3,790	20,336
Cost, ending balance	554,876	551,086
Accumulated amortization, beginning balance	363,662	286,483
Depreciation	42,786	77,179
Accumulated amortization, ending balance	406,448	363,662
Net book value	148,428	187,424
Computer Software [Member]
Cost, beginning balance	156,059	156,059
Additions	0	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	143,593	131,128
Depreciation	4,674	12,465
Accumulated amortization, ending balance	148,267	143,593
Net book value	7,792	12,466
Furniture and Fixtures [Member]
Cost, beginning balance	172,498	172,498
Additions	0	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	130,491	119,990
Depreciation	6,301	10,501
Accumulated amortization, ending balance	136,792	130,491
Net book value	35,706	42,007
Laboratory Equipment [Member]
Cost, beginning balance	5,367,645	5,286,803
Additions	20,307	80,842
Cost, ending balance	5,387,952	5,367,645
Accumulated amortization, beginning balance	3,082,808	2,669,232
Depreciation	254,270	413,576
Accumulated amortization, ending balance	3,337,078	3,082,808
Net book value	2,050,874	2,284,837
Leasehold Improvements [Member]
Cost, beginning balance	1,441,452	1,441,452
Additions	0	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,275,781	1,192,946
Depreciation	62,126	82,835
Accumulated amortization, ending balance	1,337,907	1,275,781
Net book value	103,545	165,671
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	214,298	198,798
Depreciation	9,300	15,500
Accumulated amortization, ending balance	223,598	214,298
Net book value	52,702	62,002
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	74,872	74,192
Depreciation	357	680
Accumulated amortization, ending balance	75,229	74,872
Net book value	$ 1,229	$ 1,586